Trade and other receivables - Aging analysis (Details) - CAD ($)	Feb. 29, 2024	Aug. 31, 2023
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	$ 40,732	$ 59,364
0 - 30
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	3,174
31-60
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables		13,986
91 and over
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	$ 37,558	$ 45,378